Share-Based Payment Arrangements - Movement in Share Options (Details)	6 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2024 shares
CSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	0
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Number of share options expired in share-based payment arrangement (in shares)	0
Share options outstanding at end of period (in shares)	0
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	0 years
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	6,965
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Number of share options expired in share-based payment arrangement (in shares)	0
Share options outstanding at end of period (in shares)	6,965
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	11 years
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	0
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Number of share options expired in share-based payment arrangement (in shares)	0
Share options outstanding at end of period (in shares)	0
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	0 years
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	1,887,397
Options granted during the period (in shares)	3,081,896
Options exercised during the period (in shares)	(509,952)
Options forfeited during the period (in shares)	(174,808)
Number of share options expired in share-based payment arrangement (in shares)	0
Share options outstanding at end of period (in shares)	4,284,533
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 6.65
Weighted average remaining contractual life (in years)	3 years
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	0
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Number of share options expired in share-based payment arrangement (in shares)	0
Share options outstanding at end of period (in shares)	0
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	0 years
SSP (under EIP scheme)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	3,871,057
Options granted during the period (in shares)	0	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	(335,108)
Number of share options expired in share-based payment arrangement (in shares)	0
Share options outstanding at end of period (in shares)	3,535,949
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 28.48
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	5 years